Leases - Schedule of Future Minimum Lease Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Operating Leases Future Minimum Payments Receivable [Abstract]
2021	$ 9,337	$ 12,384
2022	13,519	13,519
2023	15,477	15,477
2024	15,299	15,299
2025	13,702	13,702
Thereafter	33,555	33,555
Total	$ 100,889	$ 103,936